As filed with the Securities and Exchange Commission on November 17, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave. P.O. Box 2020
Bloomington, Illinois 61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
Bloomington, Illinois 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2010

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

Country Growth Fund
Schedule of Investments
September 30, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - 98.15%
Consumer Discretionary - 10.14%
Abercrombie & Fitch Co. - Class A	58,500	$1,923,480
Comcast Corporation	98,300	1,660,287
Darden Restaurants, Inc.	18,500	631,405
Gentex Corporation	230,800	3,265,820
The Home Depot, Inc.	95,200	2,536,128
Kohl's Corporation (a)	17,100	975,555
Limited Brands	177,000	3,007,230
News Corporation - Class A	162,700	1,950,773
Target Corporation	57,000	2,660,760
		18,611,438
Consumer Staples - 12.35%
Archer-Daniels-Midland Company	94,000	2,746,680
CVS Caremark Corporation	119,600	4,274,504
The Kroger Co.	71,000	1,465,440
McCormick & Company, Inc.	64,700	2,195,918
Philip Morris International, Inc.	60,000	2,924,400
The Procter & Gamble Company	55,800	3,231,936
Sysco Corporation	74,000	1,838,900
Wal-Mart Stores, Inc.	81,500	4,000,835
		22,678,613
Energy - 13.84%
Apache Corporation	37,500	3,443,625
Chesapeake Energy Corp.	154,300	4,382,120
ChevronTexaco Corp.	35,000	2,465,050
ConocoPhillips	39,000	1,761,240
Exxon Mobil Corporation	104,100	7,142,301
Halliburton Company	124,700	3,381,864
Schlumberger Limited (b)	47,300	2,819,080
		25,395,280
Financials - 10.68%
ACE Limited (b)	57,000	3,047,220
AFLAC INCORPORATED	100,000	4,274,000
American Express Company	60,000	2,034,000
The Bank of New York Mellon Corporation	66,600	1,930,734
JPMorgan Chase & Co.	91,000	3,987,620
State Street Corp.	49,500	2,603,700
Wells Fargo & Company	61,300	1,727,434
		19,604,708
Health Care - 15.68%
Abbott Laboratories	67,900	3,359,013
Amgen Inc. (a)	43,800	2,638,074
Baxter International Inc.	46,500	2,650,965
Covance, Inc. (a)	43,100	2,333,865
Gilead Sciences, Inc. (a)	34,800	1,620,984
Hologic, Inc. (a)	136,300	2,227,142
Johnson & Johnson	50,000	3,044,500
Medco Health Solutions, Inc. (a)	47,200	2,610,632
Medtronic, Inc.	83,600	3,076,480
Pfizer Inc.	135,000	2,234,250
WellPoint Inc. (a)	62,900	2,978,944
		28,774,849
Industrials - 11.99%
3M Co.	39,500	2,915,100
Caterpillar Inc.	36,000	1,847,880
Emerson Electric Co.	59,900	2,400,792
FedEx Corp.	25,200	1,895,544
General Dynamics Corp.	32,400	2,093,040
General Electric Company	240,400	3,947,368
Ingersoll-Rand Co. PLC (b)	56,000	1,717,520
Iron Mountain, Inc. (a)	91,800	2,447,388
Stericycle, Inc. (a)	56,600	2,742,270
		22,006,902
Information Technology - 16.47%
Cisco Systems, Inc. (a)	112,000	2,636,480
Dell Inc. (a)	166,500	2,540,790
EMC Corporation (a)	180,500	3,075,720
Intel Corporation	194,000	3,796,580
International Business Machines Corporation	24,400	2,918,484
Intuit Inc. (a)	115,900	3,303,150
Microsoft Corporation	142,100	3,678,969
Nokia Corp. - ADR	155,000	2,266,100
QUALCOMM Inc.	47,100	2,118,558
Research In Motion Limited (a)	13,400	906,241
Western Union Company	158,000	2,989,360
		30,230,432
Materials - 1.40%
BHP Billiton Limited - ADR	21,500	1,419,215
Newmont Mining Corporation	26,200	1,153,324
		2,572,539
Telecommunication Services - 3.19%
American Tower Corporation - Class A (a)	26,100	950,040
AT&T, Inc.	133,000	3,592,330
Verizon Communications Inc.	43,500	1,316,745
		5,859,115
Utilities - 2.41%
Dominion Resources Inc.	46,300	1,597,350
Exelon Corp.	15,100	749,262
FPL Group, Inc.	37,600	2,076,648
		4,423,260
TOTAL COMMON STOCKS (Cost $154,318,790)		180,157,136
	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 0.14%
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	$50,230	47,640
Federal Home Loan Mortgage Corp.
7.150%, 09/25/2028 (d)	144,348	144,154
Government National Mortgage Association
9.000%, 07/15/2016	1,915	2,092
6.500%, 07/15/2029	8,326	8,999
Mortgage IT Trust
4.250%, 02/25/2035 (d)	47,243	36,983
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $30,874) (c)	29,814	25,748
TOTAL MORTGAGE BACKED SECURITIES (Cost $281,190)		265,616
	Shares
SHORT TERM INVESTMENTS - 2.17%
Money Market Funds - 2.17%
Federated Prime Obligations Fund	3,975,099	3,975,099
TOTAL SHORT TERM INVESTMENTS (Cost $3,975,099)		3,975,099
Total Investments (Cost $158,575,079) - 101.46% (e)(f)		184,397,851
Liabilities in Excess of Other Assets - (0.46)%		(840,181)
TOTAL NET ASSETS - 100.00%		$183,557,670

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Foreign issuer.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
As of September 30, 2009 these securities represented 0.01% of total net assets.
(d)	The coupon rate shown on variable rate securities represents the rates at September 30, 2009.
(e)	The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments	$ 158,575,079
Gross unrealized appreciation	41,196,164
Gross unrealized depreciation	(15,373,392)
Net unrealized appreciation	$ 25,822,772

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(f)	FAS 157 - Summary of Fair Value Exposure at September 30, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:

	COUNTRY Growth Fund

	Level 1	Level 2	Level 3

Equity
Consumer Discretionary	$ 18,611,438	$ -	$ -
Consumer Staples	22,678,613	-	-
Energy	25,395,280	-	-
Financials	19,604,708	-	-
Health Care	28,774,849	-	-
Industrials	22,006,902	-	-
Information Technology	30,230,432	-	-
Materials	2,572,539	-	-
Telecommunication Services	5,859,115	-	-
Utilities	4,423,260	-	-

Mortgage Backed Securities	-	265,616	-

Short-Term Investments	3,975,099	-	-

Total Investments in Securities	$ 184,132,235	$ 265,616	$ -

Country Bond Fund
Schedule of Investments
September 30, 2009
(Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 0.26%
iShares High Yield Corporate Bond	3,000	$259,050
SPDR Barclays Capital High Yield Bond	5,000	192,450
TOTAL INVESTMENT COMPANIES (Cost $375,798)		451,500

	Principal
	Amount
ASSET BACKED SECURITIES - 3.71%
AEP Texas Central Transportation
5.170%, 01/01/2020	$1,000,000	1,086,742
Capital Auto Receivables Asset Trust
5.210%, 03/17/2014	500,000	525,749
Caterpillar Financial Asset Trust
4.940%, 04/25/2014	500,000	505,422
CIT Equipment Collateral
5.050%, 04/20/2014	578,072	578,775
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	200,000	206,072
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	508,577	396,881
5.363%, 03/25/2030	322,707	252,793
4.931%, 05/25/2032 (b)	204,356	140,831
FedEx Corp.
6.720%, 01/15/2022	278,398	304,378
Green Tree Financial Corporation
6.870%, 01/15/2029	46,596	44,047
Harley-Davidson Motorcycle Trust
5.520%, 11/15/2013	500,000	527,879
John Deere Owner Trust
4.890%, 03/16/2015	400,000	401,074
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	400,000	424,886
Residential Asset Securities Corporation
4.767%, 10/25/2032	495,940	398,955
5.600%, 06/25/2034 (b)	1,000,000	538,405
TOTAL ASSET BACKED SECURITIES (Cost $6,903,992)		6,332,889

CORPORATE BONDS - 31.47%
Abbott Laboratories
5.600%, 05/15/2011	400,000	428,014
6.150%, 11/30/2037	500,000	579,621
ABX Financing Co.
5.750%, 10/15/2016 (Acquired 01/22/2009, Cost $204,017) (a) (d)	225,000	238,876
Alabama Power Co.
5.500%, 10/15/2017	250,000	271,790
Alcoa, Inc.
5.550%, 02/01/2017	400,000	388,297
American Express Credit Corp.
5.875%, 05/02/2013	150,000	159,041
American Express Travel
5.250%, 11/21/2011 (Acquired 07/27/2007, Cost $644,954) (a)	650,000	671,430
American Honda Finance Corporation
6.700%, 10/01/2013 (Acquired 09/24/2008, Cost $499,520) (a)	500,000	544,694
American International Group, Inc.
5.850%, 01/16/2018	500,000	362,004
Anadarko Petroleum Corp.
5.950%, 09/15/2016	500,000	529,779
ANZ National International Ltd.
6.200%, 07/19/2013 (Acquired 07/09/2008, Cost $249,765) (a) (d)	250,000	273,556
Apache Corp.
6.900%, 09/15/2018	600,000	713,330
Archer-Daniels-Midland Company
5.450%, 03/15/2018	400,000	433,454
ASIF Global Financing XIX
4.900%, 01/17/2013 (Acquired 01/10/2003, Cost $249,218) (a)	250,000	226,972
AT&T Inc.
5.500%, 02/01/2018	500,000	521,687
Baker Hughes, Inc.
6.500%, 11/15/2013	250,000	284,425
Baltimore Gas and Electric Company
6.730%, 06/12/2012	650,000	690,126
Bank of America Corporation
6.975%, 03/07/2037	250,000	262,791
The Bank of New York Mellon Corporation
4.500%, 04/01/2013	200,000	212,922
BHP Billiton Finance
5.125%, 03/29/2012 (d)	500,000	539,590
BP America Leasing, Inc.
5.523%, 05/08/2019 (Acquired 05/28/2009, Cost $489,370) (a)	500,000	549,109
Burlington Northern Santa Fe
5.750%, 03/15/2018	500,000	543,125
5.720%, 01/15/2024	390,661	407,787
Burlington Resources, Inc.
6.875%, 02/15/2026	250,000	277,566
Canadian Pacific Railroad Company
5.750%, 05/15/2013 (d)	300,000	318,305
Caterpillar Financial Services Corp.
7.050%, 10/01/2018	250,000	287,909
Caterpillar Inc.
5.700%, 08/15/2016	500,000	534,825
Central Illinois Public Service Co.
7.610%, 06/01/2017	300,000	298,271
Cisco Systems, Inc.
5.250%, 02/22/2011	500,000	527,021
Citigroup, Inc.
5.250%, 02/27/2012	1,000,000	1,027,099
5.500%, 08/27/2012	250,000	257,493
5.850%, 09/15/2016	250,000	157,558
Clorox Company
5.950%, 10/15/2017	200,000	217,111
Coca Cola Enterprises, Inc.
7.375%, 03/03/2014	400,000	469,618
Comcast Corporation
6.500%, 01/15/2017	750,000	823,176
Commonwealth Edison Co.
5.950%, 08/15/2016	400,000	436,128
ConocoPhillips
6.650%, 07/15/2018	600,000	692,173
Credit Suisse New York
5.000%, 05/15/2013 (d)	400,000	423,327
CSX Transportation, Inc.
6.420%, 06/15/2010	250,000	257,159
6.500%, 04/15/2014	600,000	650,969
Devon Energy Corp.
6.300%, 01/15/2019	400,000	441,313
Diamond Offshore Drilling Inc.
5.875%, 05/01/2019	500,000	538,459
Duke Energy Carolinas LLC
5.750%, 11/15/2013	400,000	441,907
E. I. Du Pont De Nemours
5.250%, 12/15/2016	250,000	270,056
Eaton Corp.
8.875%, 06/15/2019	300,000	375,772
Ecolab, Inc.
4.875%, 02/15/2015	450,000	470,453
EOG Resources, Inc.
5.625%, 06/01/2019	300,000	328,415
Florida Power Corporation
4.800%, 03/01/2013	300,000	319,152
General Electric Capital Corporation
5.625%, 05/01/2018	500,000	497,601
5.000%, 06/27/2018 (b)	356,000	352,308
General Electric Company
5.000%, 02/01/2013	300,000	316,470
General Mills, Inc.
5.700%, 02/15/2017	225,000	244,814
General Motors Corporation
8.375%, 07/15/2033 (e)	300,000	48,750
Georgia Power Company
5.700%, 06/01/2017	500,000	548,329
GlaxoSmithKline Cap, Inc.
4.850%, 05/15/2013	500,000	537,167
Goldman Sachs Group, Inc.
6.250%, 09/01/2017	400,000	423,037
Halliburton Company
6.750%, 02/01/2027	100,000	113,235
Harley-Davidson Funding
5.250%, 12/15/2012 (Acquired 12/05/2007, Cost $199,772) (a)	200,000	199,809
Home Depot, Inc.
5.250%, 12/16/2013	500,000	532,849
Honeywell International, Inc.
4.250%, 03/01/2013	400,000	423,446
HSBC Holdings
6.800%, 06/01/2038 (d)	500,000	561,055
IBM Corp.
7.625%, 10/15/2018	250,000	307,643
Ingersoll-Rand Co.
6.015%, 02/15/2028 (d)	500,000	519,624
John Deere Capital Corporation
4.950%, 12/17/2012	200,000	216,172
JP Morgan Chase & Co.
5.375%, 10/01/2012	750,000	806,990
7.900%, 04/30/2049 (b)	200,000	192,034
Kellogg Co.
5.125%, 12/03/2012	500,000	542,752
Keycorp
6.500%, 05/14/2013	200,000	204,735
Kimberly Clark Corp.
6.125%, 08/01/2017	500,000	569,382
Kraft Foods, Inc.
6.750%, 02/19/2014	350,000	390,466
6.125%, 02/01/2018	300,000	317,904
Lowe's Companies, Inc.
6.650%, 09/15/2037	500,000	580,776
McKesson Corp.
7.500%, 02/15/2019	400,000	477,635
Merck & Co. Inc.
5.760%, 05/03/2037	200,000	217,396
Merrill Lynch Co. Inc.
6.050%, 08/15/2012	300,000	319,946
5.450%, 02/05/2013	500,000	518,461
Morgan Stanley
5.750%, 08/31/2012	200,000	214,022
5.450%, 01/09/2017	300,000	300,419
New Valley Generation IV
4.687%, 01/15/2022	287,297	294,345
New York Life Global Funding
4.650%, 05/09/2013 (Acquired 05/02/2008, Cost $998,282) (a)	1,000,000	1,052,742
Nokia Corp.
5.375%, 05/15/2019 (d)	250,000	266,099
Northern States Power Co.
8.000%, 08/28/2012	500,000	581,301
Oracle Corp.
6.500%, 04/15/2038	300,000	347,740
Overseas Private Investment Company
3.420%, 01/15/2015	194,906	198,440
5.685%, 05/15/2012	250,000	277,254
Pepperdine University
5.450%, 08/01/2019	250,000	274,080
PepsiAmericas, Inc.
4.875%, 01/15/2015	500,000	538,689
Perforadora Centrale
5.240%, 12/15/2018 (d)	253,377	275,499
Pfizer, Inc.
5.350%, 03/15/2015	350,000	387,557
Pitney Bowes Inc.
5.250%, 01/15/2037	250,000	258,152
Regions Bank
7.500%, 05/15/2018	200,000	181,927
Rio Tinto Financial
5.875%, 07/15/2013 (d)	450,000	484,842
Rowan Cos, Inc.
5.880%, 03/15/2012	353,000	372,450
SBC Communications Inc.
5.625%, 06/15/2016	500,000	537,879
Shell International Finance
5.625%, 06/27/2011 (d)	500,000	539,505
Simon Property Group LP
5.750%, 12/01/2015	300,000	306,874
SLM Inc.
8.450%, 06/15/2018	200,000	159,500
Southern California Edison
5.750%, 03/15/2014	400,000	443,336
Stanford University
4.750%, 05/01/2019	400,000	421,376
Staples, Inc.
9.750%, 01/15/2014	250,000	300,310
State Street Corporation
5.375%, 04/30/2017	400,000	417,404
StatoilHydro ASA
5.250%, 04/15/2019 (d)	400,000	432,401
Suncor Energy, Inc.
6.100%, 06/01/2018 (d)	500,000	522,533
SunTrust Banks, Inc.
6.000%, 09/11/2017	200,000	196,178
Target Corporation
5.875%, 07/15/2016	750,000	829,499
Time Warner Cable, Inc.
8.750%, 02/14/2019	200,000	246,386
Time Warner, Inc.
6.875%, 05/01/2012	500,000	550,410
Transocean, Inc.
5.250%, 03/15/2013 (d)	300,000	317,190
7.500%, 04/15/2031 (d)	160,000	190,976
U.S. Trade Funding Corp.
4.260%, 11/15/2014 (Acquired 12/14/2004, Cost $192,874) (a)	193,782	205,006
Union Pacific Railroad Company
6.630%, 01/27/2022	335,134	379,616
5.866%, 07/02/2030	478,898	500,755
United Parcel Service, Inc.
4.500%, 01/15/2013	800,000	857,753
United Technologies Corp.
5.375%, 12/15/2017	600,000	654,586
University Of Notre Dame
4.141%, 09/01/2013	250,000	262,118
Verizon Communications Inc.
5.500%, 02/15/2018	400,000	419,380
Vessel Management Services Inc.
4.960%, 11/15/2027	296,000	308,997
Viacom, Inc.
5.750%, 04/30/2011 (Acquired 04/05/2006, Cost $496,980) (a)	500,000	529,140
Virginia Electric & Power Co.
4.500%, 12/15/2010	500,000	515,810
Wachovia Corp.
5.750%, 06/15/2017	500,000	528,237
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	1,074,000	1,119,141
6.200%, 04/15/2038	400,000	455,221
Walt Disney Company
4.700%, 12/01/2012	500,000	539,400
Well Fargo Capital X
5.950%, 12/01/2036	200,000	173,500
Wells Fargo Company
4.875%, 01/12/2011	800,000	826,248
5.625%, 12/11/2017	500,000	525,196
William Wrigley Junior Co.
4.650%, 07/15/2015	225,000	216,563
XTO Energy, Inc.
4.625%, 06/15/2013	400,000	413,791
TOTAL CORPORATE BONDS (Cost $49,446,085)		53,802,214

MORTGAGE BACKED SECURITIES - 31.24%
American Tower Trust
5.420%, 04/15/2037 (Acquired 05/01/2007, Cost $500,000) (a)	500,000	495,000
Bank of America Mortgage Securities
5.250%, 10/25/2020	455,117	405,487
Chase Funding Mortgage Loan
4.515%, 02/25/2014	235,330	222,619
Chase Mortgage Finance Corporation
5.500%, 11/25/2035	261,631	247,676
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	351,609	333,480
6.000%, 11/25/2036	400,000	293,092
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	470,801	404,967
5.500%, 05/25/2036	500,000	353,539
CS First Boston Mortgage Securities Corporation
4.980%, 02/25/2032	700,000	604,281
Deutsche Alternative Mortgage Securities, Inc.
5.500%, 02/25/2036	60,665	57,716
Deutsche Mortgage Securities, Inc.
5.148%, 06/26/2035 (Acquired 09/22/2005, Cost $57,444) (a) (b)	57,471	56,661
Federal Home Loan Mortgage Corp.
7.000%, 03/01/2012	35,869	37,418
4.500%, 05/01/2013	226,506	233,564
5.125%, 12/15/2013	173,125	180,384
5.500%, 10/01/2014	43,603	46,498
5.000%, 03/01/2015	151,956	158,456
6.500%, 03/01/2015	97,207	103,932
5.000%, 12/15/2017	750,000	799,028
5.000%, 11/15/2018	600,000	639,144
5.750%, 12/15/2018	258,520	269,819
5.000%, 10/01/2020	271,682	287,538
5.500%, 03/01/2022	1,654,417	1,757,171
5.000%, 03/01/2023	726,593	763,619
4.500%, 04/01/2023	411,900	425,089
4.500%, 11/15/2023	1,000,000	1,025,962
5.500%, 10/15/2025	500,000	533,804
7.150%, 09/25/2028 (b)	288,695	288,307
6.500%, 10/01/2029	148,720	160,391
5.000%, 10/15/2031	390,771	404,412
5.301%, 02/01/2037 (b)	587,584	618,796
6.000%, 05/01/2037	1,526,443	1,614,786
6.000%, 08/01/2037	1,391,549	1,472,085
6.000%, 01/01/2038	1,393,944	1,474,618
Federal National Mortgage Association
5.000%, 03/01/2010	47,520	48,714
4.750%, 02/21/2013	300,000	325,129
5.000%, 03/01/2013	66,787	69,053
4.500%, 04/01/2013	79,013	81,414
5.000%, 04/01/2013	58,458	60,441
5.000%, 05/01/2013	108,599	112,337
5.500%, 06/01/2013	57,538	59,829
4.700%, 06/25/2013	145,330	151,653
3.500%, 09/01/2013	243,607	247,768
4.500%, 09/01/2013	104,419	107,785
5.500%, 10/01/2013	128,135	133,711
5.000%, 02/01/2014	358,778	372,491
4.000%, 05/01/2015	545,605	560,111
6.000%, 06/25/2016	241,955	253,154
4.500%, 06/25/2018	1,250,000	1,303,022
4.500%, 01/01/2019	554,724	585,986
6.500%, 05/01/2019	65,180	69,236
4.469%, 01/01/2020 (b)	164,941	170,377
4.500%, 04/01/2020	505,970	530,058
5.500%, 04/25/2023	500,000	529,733
5.000%, 05/01/2023	2,120,690	2,226,771
5.500%, 09/01/2025	360,430	381,762
5.500%, 02/01/2033	181,974	191,509
5.500%, 07/01/2033	633,279	666,263
5.290%, 11/25/2033	933,413	985,626
4.124%, 05/01/2034 (b)	151,694	156,107
5.500%, 07/01/2035	889,993	934,678
5.500%, 12/01/2035	324,269	340,551
5.000%, 06/01/2038	1,511,091	1,563,248
5.500%, 07/01/2038	1,445,591	1,514,332
6.500%, 02/25/2044	238,057	248,175
6.500%, 05/25/2044	281,952	304,607
GE Capital Commercial Mortgage Corporation
6.531%, 05/15/2033	500,000	521,055
4.706%, 05/10/2043	904,509	913,757
Government National Mortgage Association
4.500%, 05/20/2014	191,949	198,846
4.140%, 03/16/2018	46,646	46,629
4.116%, 03/16/2019	430,560	435,561
4.031%, 01/16/2021	935,618	954,846
6.500%, 04/15/2026	75,561	81,231
8.000%, 07/15/2026	38,160	43,299
4.130%, 02/16/2027	364,035	370,885
3.727%, 03/16/2027	794,404	812,569
6.500%, 07/15/2029	47,211	51,026
7.500%, 11/15/2029	42,398	47,518
6.000%, 06/15/2031	426,516	455,173
6.000%, 02/15/2032	72,939	77,839
5.000%, 01/15/2033	837,833	873,363
3.998%, 10/16/2033	1,208,345	1,237,340
4.920%, 05/16/2034	600,000	638,704
6.000%, 10/15/2036	517,703	548,319
5.000%, 01/15/2038	2,032,399	2,107,788
5.500%, 01/15/2038	2,233,630	2,348,104
6.000%, 01/15/2038	1,224,059	1,294,825
Heller Financial Commercial Mortgage
7.750%, 01/15/2034	47,221	47,180
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	306,203
LB-UBS Commercial Mortgage Trust
6.058%, 06/15/2020	41,569	42,474
4.799%, 12/15/2029	1,000,000	883,322
Master Adjustable Rate Mortgages Trust
3.343%, 04/21/2034 (b)	191,054	182,678
Master Alternative Loan Trust
5.000%, 06/25/2015	162,116	129,440
Mortgage IT Trust
4.250%, 02/25/2035	425,189	332,843
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004, Cost $80,931) (a)	77,524	68,900
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $293,306) (a)	283,234	244,610
Residential Asset Securitization Trust
4.750%, 02/25/2019	259,931	259,525
Small Business Administration Combination Trust
5.314%, 11/15/2036 (Acquired 10/30/2006, Cost $999,961) (a)	1,000,000	995,000
Small Business Administration Participation Certificates
3.530%, 05/01/2013	171,477	175,442
5.080%, 11/01/2022	312,971	331,740
4.640%, 05/01/2023	401,363	419,986
5.570%, 03/01/2026	297,331	322,503
Structured Asset Securities Corporation
6.290%, 11/25/2032 (b)	92,255	28,858
Vendee Mortgage Trust
5.750%, 11/15/2032	200,000	211,813
Wachovia Bank Commercial Mortgage Trust
5.236%, 07/15/2041 (b)	250,000	249,562
5.509%, 04/15/2047	500,000	387,233
Washington Mutual
4.478%, 01/25/2033 (b)	47,076	43,820
4.824%, 10/25/2035 (b)	228,885	186,656
Wells Fargo Mortgage Backed Securities Trust
5.500%, 02/25/2018	336,575	339,099
4.450%, 10/25/2033	512,045	494,633
5.594%, 07/25/2036	829,104	611,771
TOTAL MORTGAGE BACKED SECURITIES (Cost $52,346,430)		53,408,938

MUNICIPAL BONDS - 12.71%
Austin, TX Build America General Obligation
5.310%, 09/01/2029	500,000	513,015
Barrington, IL Build America General Obligation
5.370%, 12/15/2024	800,000	815,176
California State Unlimited General Obligation
7.500%, 04/01/2034	500,000	557,570
Central Puget Sound, WA Transit Authority Build America Revenue Bond
4.845%, 02/01/2024	500,000	520,200
Chicago, IL Board of Education Build America General Obligation
6.038%, 12/01/2029	500,000	529,345
Chicago, IL Metropolitan Water Reclamation Build America General Obligation
5.720%, 12/01/2038	1,000,000	1,098,360
Colorado Springs, CO Utilities Build America Revenue Bond
4.949%, 11/15/2024	500,000	510,405
Cook County, IL Glencoe School District General Obligation
5.875%, 12/01/2027	500,000	528,375
Dallas County, TX Hospital District Build America General Obligation
5.348%, 08/15/2022	650,000	661,336
Florida State Turnpike Revenue Bond
6.140%, 07/01/2025	300,000	325,875
Gainesville, FL Utilities Build America Revenue Bond
4.497%, 10/01/2017	500,000	521,750
Hamilton County, OH Sewer System Build America Revenue Bond
5.710%, 12/01/2022	500,000	535,820
Honolulu, HI City & County Wastewater Systems Build America Revenue Bond
6.114%, 07/01/2029	250,000	257,448
Houston, TX Build America General Obligation
6.088%, 03/01/2029	500,000	519,500
Indiana Public Schools Multi-School Building Corp. Build America General Obligation
4.900%, 07/15/2022	1,000,000	966,190
Kentucky State Property & Buildings Community Revenue Bond
5.100%, 10/01/2015	500,000	540,500
Maryland State Build America General Obligation
4.550%, 08/15/2024	1,000,000	1,011,860
Maryland State Unlimited General Obligation
5.000%, 08/01/2018	615,000	672,441
Metropolitan Transit Authority New York Revenue Bond
7.336%, 11/15/2039	400,000	497,084
Missouri State Highways & Transit Commission Build America Revenue Bond
5.002%, 05/01/2024	500,000	514,350
New York, NY Build America General Obligtion
5.206%, 10/01/2031	1,000,000	937,300
New York, NY Multifamily Housing Revenue Bond
6.420%, 11/01/2039	500,000	514,740
New York State Urban Development
6.500%, 12/15/2018	300,000	356,004
Northern California Transmission Agency Revenue Bond
5.880%, 05/01/2016	500,000	540,825
Ohana Military Commercial LLC Notes
5.675%, 10/01/2026	1,000,000	906,080
Purdue University, IN Build America Certificate Participation
5.957%, 07/01/2031	500,000	515,120
South Carolina State Public Service Authority Revenue Bond
6.224%, 01/01/2029	300,000	327,867
Texas State Build America General Obligation
5.517%, 04/01/2039	1,000,000	1,060,090
University of California Revenue Bond
5.770%, 05/15/2043	500,000	536,885
University of Michigan Revenue Bond
6.172%, 04/01/2030	400,000	421,200
University of Washington Revenue Bond
6.060%, 07/01/2039	400,000	451,092
University of Texas Revenue Bond
6.276%, 08/15/2041	500,000	551,640
Utah State Build America General Obligation
4.554%, 07/01/2024	500,000	517,115
Utah State Building Ownership Authority Build America Revenue Bond
5.768%, 05/15/2030	700,000	736,232
Utah Transit Authority Revenue Bond
5.937%, 06/15/2039	250,000	274,085
Wisconsin State Build America General Obligation
5.200%, 05/01/2026	500,000	506,070
York County, SC School District Build America General Obligation
5.500%, 03/01/2028	500,000	487,955
TOTAL MUNICIPAL BONDS (Cost $20,911,225)		21,736,900

U.S. GOVERNMENT AGENCY ISSUES - 0.45% (c)
Federal Home Loan Bank
4.840%, 01/25/2012	420,741	444,977
4.720%, 09/20/2012	308,750	326,555
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $730,196)		771,532

U.S. TREASURY OBLIGATIONS - 7.33%
U.S. Treasury Bonds - 2.82%
5.375%, 02/15/2031	1,000,000	1,188,125
4.375%, 02/15/2038	500,000	526,719
4.250%, 05/15/2039	3,000,000	3,103,593
		4,818,437
U.S. Treasury Inflation Index Bonds - 0.85%
1.750%, 01/15/2028	1,516,226	1,452,734

U.S. Treasury Inflation Index Notes - 3.66%
3.000%, 07/15/2012	1,437,276	1,528,004
1.875%, 07/15/2013	351,756	363,408
2.000%, 01/15/2014	407,918	422,450
2.625%, 04/30/2016	1,000,000	987,031
3.125%, 05/15/2019	3,000,000	2,951,952
		6,252,845
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,846,617)		12,524,016

SHORT TERM INVESTMENTS - 13.07%
Commercial Paper - 5.41%
American Express Company	2,500,000	2,499,834
Chevron Corp.	3,500,000	3,500,000
Household Finance Corp.	3,000,000	2,999,800
Toyota Motor Corp.	250,000	249,972
		9,249,606

	Shares
Money Market Funds - 7.66%
Federated Prime Obligations Fund	7,004,099	7,004,099
Virtus Insight Money Market Fund	6,093,041	6,093,041
		13,097,140
TOTAL SHORT TERM INVESTMENTS (Cost $22,346,746)		22,346,746

Total Investments (Cost $164,907,089) - 100.24% (f) (g)		171,374,735
Other Assets in Excess of Liabilities - (0.24)%		-403,588
TOTAL NET ASSETS - 100.00%		$170,971,147

Percentages are stated as a percent of net assets.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
As of September 30, 2009 these securities represented 3.71% of total net assets.
(b)	The coupon rate shown on variable rate securities represents the rates at September 30, 2009.
(c)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(d)	Foreign issuer.
(e)	Default or other conditions exist and security is not presently accruing income.
(f)	The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments	$ 164,894,589
Gross unrealized appreciation	8,933,683
Gross unrealized depreciation	(2,453,537)
Net unrealized appreciation	$ 6,480,146

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(g)	FAS 157 - Summary of Fair Value Exposure at September 30, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:

	COUNTRY Bond Fund

	Level 1	Level 2	Level 3

Investment
Companies	$ 451,500	$ -	$ -
Fixed Income
Asset Backed
Securities	-	6,332,889	-
Corporate Bonds	-	53,802,214	-
Mortgage Backed
Securities	325,129	53,083,809	-
Municipal Bonds	-	21,736,900	-
U.S. Government
Agency Issues	-	771,532	-
U.S. Treasury
Obligations	12,524,016	-	-
Commercial
Paper	-	9,249,606	-
Money Market
Funds	13,097,140	-	-
Total Investments in Securities	$ 26,397,785	$ 144,976,950	$ -

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)          /s/ Philip T. Nelson
Philip T. Nelson, President

Date    11/17/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Philip T. Nelson
Philip T. Nelson, President

Date    11/17/09

By (Signature and Title)*       /s/ Alan K. Dodds
Alan K. Dodds, Treasurer

Date    11/17/09

* Print the name and title of each signing officer under his or her signature.